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Simplify Gamma Emerging Market Bond ETF
FUND SUMMARY - SIMPLIFY GAMMA EMERGING MARKET BOND ETF
Investment Objective: The Simplify Gamma Emerging Market Bond ETF (the “Fund” or “GAEM”) seeks income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Gamma Emerging Market Bond ETF Simplify Gamma Emerging Market Bond ETF
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.76%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The Fund’s adviser has contractually agreed, through at least October 31, 2025, to waive its management fee to 0.75% of the Fund’s average daily net assets. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Gamma Emerging Market Bond ETF | Simplify Gamma Emerging Market Bond ETF | USD ($)	77	286

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in bonds issued by, or tied economically to, issuers in emerging markets, denominated in USD or local currency.

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers in emerging markets. It is expected that the emerging markets in which the Fund will invest will include, among others, Latin America and the Caribbean. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as “the World Bank”); (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The Fund’s sub-adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in the MSCI Markets Index or the JP Morgan Emerging Market Bond Index. The Fund also may invest in non-emerging market debt securities. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives, including futures, but has the ability to invest in bonds denominated in a local currency on an unhedged basis.

The Fund may invest in high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the adviser to be of similar credit quality.

The sub-adviser takes an opportunistic, tactical approach in selecting investments for the Fund. The Fund’s investments are not limited to securities of a particular maturity range, duration or credit rating. The sub-adviser applies a top-down macroeconomic analysis in selecting potential emerging market countries and a bottom-up analysis on specific corporate issuers.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Gamma Emerging Market Bond ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Gamma Emerging Market Bond ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Simplify Gamma Emerging Market Bond ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging markets involves not only the risks associated with investments in foreign securities in general, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Simplify Gamma Emerging Market Bond ETF | Latin America Risk [Member]

Latin America Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. International economic conditions, particularly those in the United States, Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Simplify Gamma Emerging Market Bond ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that its investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Gamma Emerging Market Bond ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Gamma Emerging Market Bond ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the hares and the Fund’s NAV.

●	Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s shares and the underlying value of its shares.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Gamma Emerging Market Bond ETF | Foreign Investment Risk [Member]

Foreign Investment Risk: The Fund may invest in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value that a fund that invests exclusively in securities of U.S. companies. These investments may be subject to additional risks, including political and economic risks, less government regulation and supervision of foreign stock exchanges, brokers and listed companies, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed transaction settlement, foreign ownership limits, foreign withholding taxes, difficulties in obtaining legal judgements, repatriation of capital, and less stringent investor protection, disclosure, and accounting standards than those of U.S. market.

Simplify Gamma Emerging Market Bond ETF | Foreign Currency Risk [Member]

Foreign Currency Risk: The Fund holds investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates, the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify Gamma Emerging Market Bond ETF | Futures Contract Risk [Member]

Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involve leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Simplify Gamma Emerging Market Bond ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Gamma Emerging Market Bond ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Simplify National Muni Bond ETF
FUND SUMMARY – SIMPLIFY NATIONAL MUNI BOND ETF
Investment Objective:
The Simplify National Muni Bond ETF’s (the “Fund” or “NMB”) primary investment objective is to seek income with a secondary investment objective of capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify National Muni Bond ETF Simplify National Muni Bond ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.52%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify National Muni Bond ETF | Simplify National Muni Bond ETF | USD ($)	53	167

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing primarily in investment grade U.S. municipal bonds and applying an income generating option strategy.

Municipal Bond Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bonds. Municipal bonds are debt securities issued by states, counties, municipalities, authorities, agencies, or other subdivisions, as well as the District of Columbia and U.S. territories such as Puerto Rico, Guam and the Mariana Islands or U.S. Virgin Islands. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments specific projects or public facilities, housing projects, industrial projects, hospitals, schools, mass transportation, stadiums, waterworks and sewer systems and highways. Although the sub-adviser will target investments across municipal securities that finance a variety of projects, from time to time, the Fund may have significant positions in municipal securities that finance projects that are similar in type, scope, or geographic area.

Municipal securities typically are classified as general or revenue obligations.

●	General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

●	Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.

The Fund will invest in municipal securities that the sub-adviser believes will provide the best balance between, on the one hand, the potential for income, and on the other hand, risk profile, within the Fund’s range of allowable investments at any given time. In selecting municipal securities for the Fund’s portfolio, the sub-adviser may acquire securities that pay fixed, floating or variable rates of interest. The sub-adviser may also sell securities on an opportunistic basis for capital appreciation or because of a decline in credit quality, change in tax characterization, or availability of securities that the sub-adviser believes offer better investment opportunities.

In selecting municipal securities for the Fund’s portfolio, the sub-adviser will consider one or more of the following factors, including, without limitation, credit and risk profile, structure, pricing, portfolio impact, duration, restructuring, and tax impact. The municipal bonds acquired for the Fund will generally be tax-exempt, although the Fund may also invest in taxable bonds. While the Fund may invest in municipal securities rated in any category by a nationally recognized rating service (or unrated securities of comparable quality), the Fund focuses on investment grade securities. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by Standard & Poor’s, would be rated in the first, second, third or fourth ratings category, respectively. Although the investments in the Fund’s municipal bond strategy portfolio are not limited to securities of a particular maturity range, and the Fund otherwise has no set duration parameters, the sub-adviser anticipates targeting a municipal bond portfolio with an average duration of ten or more years.

Additional Municipal Bond Strategy Techniques.

The Fund may also seek to increase or hedge exposure to the municipal securities markets by investing in long or short positions in municipal securities, U.S. government securities, securities of other investment companies (e.g., mutual funds, exchange-traded funds and closed-end funds), or in securities that provide related exposure, including derivative instruments such as puts, options, swaps, and repurchase agreements. The Fund may also leverage investments by using interest rate hedges or generally using different margin arrangements.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Income Generating Option Strategy

To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on equity, fixed income, and currency indices, futures, ETFs and exchange traded products (“ETPs”). The adviser focuses on index-based domestically-traded ETFs, for example, such as those linked to the S&P 500® Index or the Bloomberg US Aggregate Bond Index. The adviser selects equity ETFs holding stocks of any market capitalization and fixed income ETFs holding securities of any maturity or credit quality. A call option gives the owner the right, but not the obligation, to buy an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. Options may be uncovered. The adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the adviser believes an ETF’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the adviser believes an ETF’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The adviser expects options to be held to expiration, but may adjust positions following a large (over 10%) price swing in an option’s reference ETF.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify National Muni Bond ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify National Muni Bond ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Simplify National Muni Bond ETF | Active Management Risk [Member]

Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance. The adviser’s overlay strategy will not fully protect the Fund from declines in the market.

Simplify National Muni Bond ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify National Muni Bond ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the hares and the Fund’s NAV.

●	Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s shares and the underlying value of its shares.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify National Muni Bond ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify National Muni Bond ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Simplify National Muni Bond ETF | Derivatives Risk [Member]

Derivatives Risk. Options are a derivative instrument. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Simplify National Muni Bond ETF | Option Risk [Member]
Option Risk. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Simplify National Muni Bond ETF | Commodity Risk [Member]

Commodity Risk. Investments linked to commodity derivatives can be highly volatile compared to investments in traditional securities, and funds holding instruments linked to commodity derivatives may experience large losses. The value of instruments linked to commodity derivatives may be affected by market movements, commodity benchmarks, volatility, changes in interest rates, or factors affecting a particular industry, or commodity.

Simplify National Muni Bond ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify National Muni Bond ETF | Currency Risk [Member]

Currency Risk. The Fund holds investments that provide exposure to certain currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify National Muni Bond ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund, such as through the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Simplify National Muni Bond ETF | Municipal Securities Risk [Member]

Municipal Securities Risk. Each type of municipal obligation may be more or less susceptible to downgrades or defaults during recessions or similar periods of economic stress. As such, the value of the Fund’s investments in municipal credit risk instruments will be affected by local, state, regional and national factors. In addition to being downgraded, an insolvent municipality may file for bankruptcy. There also is political risk that state legislatures or municipal authorities will seek to interfere with or rescind the revenue streams required for the issuer to satisfy its obligations, leaving the creditor with no recourse.

Simplify National Muni Bond ETF | Over The Counter Market Risk [Member]

Over-the-Counter Market Risk: Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the process paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Simplify National Muni Bond ETF | Tax Exempt Municipal Bond Risk [Member]

Tax-Exempt Municipal Bond Risk. The interest from such bonds is generally exempt from U.S. federal income tax. The United States Internal Revenue Code of 1986, as amended (the “Code”) imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds, the payment of rebates to the United States and the registration of certain bonds. Failure by the issuer to comply, subsequent to the issuance of tax-exempt bonds, with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance, which may reduce the value of the bonds.

Simplify National Muni Bond ETF | Underlying Fund Risk [Member]

Underlying Fund Risk. Other investment companies, i.e. ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly.

Simplify National Muni Bond ETF | U S Treasury Market Risk [Member]

U.S. Treasury Market Risk. The U.S. Treasury market can be volatile, and the value of the instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.

Simplify National Muni Bond ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.